Share-based Compensation - Restricted Share Unit Award Activities -Table (Details) - 2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan
$ / shares in Units, shares in Thousands, ¥ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2022 CNY (¥)
Share based Compensation
Total unrecognized compensation cost related to unvested awards	$ 436.3			¥ 3,009.0
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	1 year 9 months
Restricted share units
Number of RSUs
Outstanding at the beginning of the period (in shares) | shares	12,996	14,096	14,075
Granted (in shares) | shares	5,335	4,579	6,269
Vested (in shares) | shares	(4,630)	(5,067)	(5,832)
Forfeited (in shares) | shares	(696)	(612)	(416)
Outstanding at end of the period (in shares) | shares	13,005	12,996	14,096
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 75.40	$ 57.85	$ 49.00
Granted (in dollars per share) | $ / shares	93.98	110.19	68.35
Vested (in dollars per share) | $ / shares	75.01	58.02	48.02
Forfeited (in dollars per share) | $ / shares	84.55	75.29	54.47
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 82.67	$ 75.40	$ 57.85